ACQUISITION AND DISPOSAL OF SUBSIDIARIES - Additional Information (Details) ¥ in Thousands, $ in Thousands														1 Months Ended	12 Months Ended
	Nov. 17, 2020 CNY (¥)	Nov. 17, 2020 USD ($)	Oct. 28, 2020 CNY (¥)	Oct. 28, 2020 USD ($)	Sep. 11, 2020 CNY (¥)	Sep. 11, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 24, 2020 CNY (¥)	Jun. 24, 2020 USD ($)	Dec. 24, 2019 CNY (¥)	Aug. 20, 2019	Jan. 02, 2019 CNY (¥)	Aug. 31, 2019	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Nov. 17, 2020 USD ($)	Jul. 21, 2020	Mar. 31, 2017
Business Acquisition [Line Items]
Cash consideration															¥ 1,302,601	$ 199,633	¥ 82,536	¥ 13,000
BJ JHC
Business Acquisition [Line Items]
Equity interests acquired (as a percent)	100.00%																			100.00%
Cash consideration	¥ 432,015	$ 66,209
Contingent consideration asset															200,000				$ 30,651
Contingent consideration liability	¥ 200,000																			$ 30,651
Prepayments amounting to acquire potential equity interest															844,309	129,396
SH Shuzhong
Business Acquisition [Line Items]
Equity interests acquired (as a percent)							100.00%	100.00%
Cash consideration							¥ 36,667	$ 5,619
Revenue of acquiree since the acquisition date included in the consolidated statement of operations															41,928	6,426
Net profit of acquiree since the acquisition date included in the consolidated statement of operations															¥ 5,579	$ 855
Shulifang
Business Acquisition [Line Items]
Equity interests acquired (as a percent)									100.00%												100.00%
Cash consideration									¥ 43,000	$ 6,590
Contingent consideration liability									¥ 10,000										$ 1,533
LF Huahai
Business Acquisition [Line Items]
Equity interests acquired (as a percent)					100.00%	100.00%
Cash consideration			¥ 25,500	$ 3,908	¥ 59,500	$ 9,119
SH Shilian
Business Acquisition [Line Items]
Equity interests acquired (as a percent)					69.93%	69.93%
21Vianet Saturn
Business Acquisition [Line Items]
Equity interests acquired (as a percent)			30.07%	30.07%
Beijing Shuhai Data Technology Co., Ltd ("BJ Shuhai")
Business Acquisition [Line Items]
Equity interests acquired (as a percent)													100.00%
Cash consideration													¥ 98,255
Contingent consideration liability																	¥ 30,000
Shihua DC Investment Holdings 2 Limited ("Shihua Holdings 2")
Business Acquisition [Line Items]
Equity interest (as a percentage)												49.00%										49.00%
Nantong Chenghong Cloud Computing Co., Ltd. ("NT Chenghong")
Business Acquisition [Line Items]
Equity interests acquired (as a percent)											100.00%
Cash consideration											¥ 80,000
Warburg Pincus | Shihua DC Investment Holdings 2 Limited ("Shihua Holdings 2")
Business Acquisition [Line Items]
Equity interest (as a percentage)																						51.00%
Percentage of equity interest transferred												100.00%		100.00%